Loans and Borrowings (Details) - Schedule of assumptions used to estimate the fair value of the shares - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of assumptions used to estimate the fair value of the shares [Abstract]
Revenue multiple used to estimate enterprise value	$ 5.6	$ 5.8
Market interest rate	13.90%	13.90%